OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

December 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Cash Reserves (the “Registrant”)

     Reg. No. 33-23223; File No. 811-5582

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2008.

                                                 Sincerely,

                                                 /s/ Kathleen T. Ives

                                                 ------------------------------------                                                        Kathleen T. Ives

                                                 Vice President &

                                                 Deputy General Counsel

                                                 (303) 768-3331

                                                 kives@oppenheimerfunds.com

cc:     Bell, Boyd & Lloyd
          Deloitte & Touche LLP
          KPMG LLP

          Gloria LaFond
          Nancy S. Vann